SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Options And Share Warrants [Abstract]
Schedule of Grants of Share Options and Warrants
	Share Options ‘A’ Ordinary Shares	Weighted- average exercise price US$ Per ‘A’ Ordinary Share	Range US$ Per ‘A’ Ordinary Share
Outstanding January 1, 2023	44,814,672	0.47	0.19-2.43
Granted	19,600,000	0.14	0.12-0.25
Exercised	(880,000)	0.19	0.19-0.19
Expired / Forfeited	(16,620,000)	0.33	0.27-2.43

Outstanding December 31, 2023	46,914,672	0.39	0.12-1.34

Exercisable December 31, 2023	19,764,672	0.67	0.19-1.34

Outstanding January 1, 2024	46,914,672	0.39	0.12-1.34
Granted	12,100,000	0.14	0.14-0.14
Expired / Forfeited	(18,508,000)	0.50	0.12-1.34

Outstanding December 31, 2024	40,506,672	0.26	0.12-1.29

Exercisable December 31, 2024	17,275,422	0.41	0.12-1.29

Outstanding January 1, 2025	40,506,672	0.26	0.12-1.29
Expired / Forfeited	(489,167)	0.35	0.14-1.29

Outstanding December 31, 2025	40,017,505	0.26	0.12-1.10

Exercisable December 31, 2025	24,123,755	0.32	0.12-1.10
	Share Options ‘ADS’ Equivalent	Weighted- average exercise price US$ Per ‘ADS’	Range US$ Per ‘ADS’

Outstanding January 1, 2023	2,240,734	9.40	3.80-48.60
Granted	980,000	2.80	2.40-5.00
Exercised	(44,000)	3.80	3.80-3.80
Expired / Forfeited	(831,000)	6.60	5.40-48.60

Outstanding December 31, 2023	2,345,734	7.80	2.40-26.80

Exercisable December 31, 2023	988,234	13.40	3.80-26.80

Outstanding January 1, 2024	2,345,734	7.80	2.40-26.80
Granted	605,000	2.80	2.80-2.80
Expired / Forfeited	(925,400)	10.00	2.40-26.80

Outstanding December 31, 2024	2,025,334	5.20	2.40-25.80

Exercisable December 31, 2024	863,771	8.20	2.40-25.80

Outstanding January 1, 2025	2,025,334	5.20	2.40-25.80
Expired / Forfeited	(24,458)	6.99	2.80-25.80

Outstanding December 31, 2025	2,000,876	5.20	2.40-22.05

Exercisable December 31, 2025	1,206,188	6.39	2.40-22.05

Schedule of Range of Prices of Stock Options
	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted-average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted-average contractual life remaining (years)
US$0.12-US$0.99	39,897,505	0.26	3.99	24,003,755	0.33	3.38
US$1.00-US$1.29	120,000	1.10	1.96	120,000	1.10	1.96

	40,017,505			24,123,755

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted-average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted-average contractual life remaining (years)
US$2.40-US$19.80	1,994,876	5.20	3.99	1,200,188	6.56	3.38
US$20.00-US$25.80	6,000	22.05	1.96	6,000	22.05	1.96

	2,000,876			1,206,188
	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted-average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted-average contractual life remaining (years)
US$0.12-US$0.99	40,356,672	0.25	5.00	17,125,422	0.40	4.78
US$1.00-US$1.29	150,000	1.14	2.38	150,000	3.76	2.36

	40,506,672			17,275,422

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted-average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted-average contractual life remaining (years)
US$2.40-US$19.80	2,017,834	5.00	5.00	856,271	8.00	4.78
US$20.00-US$25.80	7,500	22.80	2.38	7,500	22.80	3.38

	2,025,334			863,771

Schedule of Assumption Determining Fair Value of Share Options
	Key management personnel	Key management personnel		Key management personnel
	2025	2024		2023
Weighted average fair value at measurement date per ‘A’ share / (per ADS)	$-	$	US$0.10 /(US$2.08)	$	US$0.50 /(US$10.04)

Total ‘A’ share options granted / (ADS’s equivalent)	-		12,100,000 / (605,000)		19,600,000 /(980,000)

Weighted average share price per ‘A’ share / (per ADS)	$-	$	US$0.14/(US$2.80)	$	US$0.14 /(US$2.80)

Weighted average exercise price per ‘A’ share / (per ADS)	$-	$	US$0.14/(US$2.80)	$	US$0.14 /(US$2.80)

Weighted average expected volatility	-%		74.40%		40.21%

Weighted average expected life	-		7		7

Weighted average risk-free interest rate	-%		4.06%		4.13%